Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Accrued Expenses and Other Payables [Abstract]
Professional fees	$ 802,200	$ 102,295	$ 855,863
Salaries and employee benefits			283,850
Other payables	15,785,500	2,012,943	6,890,000
Total	$ 16,587,700	$ 2,115,238	$ 8,029,713